12. Income Taxes (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Non-capital losses	315,734	291,671
Oil and gas interests		116,748
Total future income tax assets	315,734	408,419
Income tax rate	25.00%	25.00%
Income tax asset	78,934	102,105
Valuation allowance	(78,934)	(102,105)
Total